Convertible Notes (Tables)	6 Months Ended
Mar. 31, 2024
Convertible Notes [Abstract]
Schedule of Amortized Cost of the Convertible Notes	The amortized cost of the convertible notes as of March 31, 2024 and September 30, 2023 consisted of the following:
	March 31,	September 30,
	2024	2023
	(Unaudited)	-
Convertible Notes- Issued in Jan, 2024	$550,000	$-
Less debt discount and debt issuance cost	38,970	-
	511,030	-
Less current portion of convertible notes payable	511,030	-
Long-term convertible notes payable	$-	$-